Ultra Series Fund | September 30, 2019

Conservative Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 94.9%
Bond Funds - 66.1%
Baird Aggregate Bond Fund Institutional Shares		852,660	$9,600,949
iShares 20+ Year Treasury Bond ETF		38,699	5,537,053
iShares 7-10 Year Treasury Bond ETF		53,688	6,038,289
Madison Core Bond Fund Class Y (A)		2,405,498	24,656,350
Madison Corporate Bond Fund Class Y (A)		624,784	7,497,403
Vanguard Short-Term Corporate Bond ETF (B)		156,331	12,670,628
Vanguard Short-Term Treasury ETF		204,889	12,487,985
			78,488,657
Foreign Stock Funds - 5.9%
iShares Edge MSCI Minimum Volatility EAFE ETF		41,735	3,058,341
Vanguard FTSE All-World ex-U.S. ETF		43,384	2,164,862
Vanguard FTSE Emerging Markets ETF		7,482	301,225
Vanguard FTSE Europe ETF (B)		27,216	1,459,050
			6,983,478
Stock Funds - 22.9%
iShares Core S&P 500 ETF		9,838	2,936,840
iShares Core S&P Mid-Cap ETF		685	132,362
iShares Edge MSCI Minimum Volatility USA ETF		37,840	2,425,544
Madison Dividend Income Fund Class Y (A)		343,507	9,446,441
Madison Investors Fund Class Y (A)		401,681	9,455,568
Madison Mid Cap Fund Class Y (A)		140,904	1,623,215
Vanguard Information Technology ETF		5,567	1,199,967
			27,219,937
Total Investment Companies ( Cost $103,251,939 )			112,692,072
SHORT-TERM INVESTMENTS - 11.7%
State Street Institutional U.S. Government Money Market Fund, 1.88%, Premier Class (C)		5,825,776	5,825,776
State Street Navigator Securities Lending Government Money Market Portfolio, 2.07% (C) (D)		8,014,338	8,014,338
Total Short-Term Investments ( Cost $13,840,114 )			13,840,114
TOTAL INVESTMENTS - 106.6% ( Cost $117,092,053 )			126,532,186
NET OTHER ASSETS AND LIABILITIES - (6.6%)			(7,796,700)
TOTAL NET ASSETS - 100.0%			$118,735,486

(A)	Affiliated Company
(B)
All or a portion of these securities, with an aggregate fair value of $9,279,525, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.

(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.

Ultra Series Fund | September 30, 2019

Moderate Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 91.4%
Bond Funds - 41.3%
Baird Aggregate Bond Fund Institutional Shares		719,310	$8,099,428
iShares 20+ Year Treasury Bond ETF		44,307	6,339,446
iShares 7-10 Year Treasury Bond ETF		60,713	6,828,391
Madison Core Bond Fund Class Y (A)		2,803,601	28,736,907
Madison Corporate Bond Fund Class Y (A)		146,254	1,755,048
Vanguard Short-Term Corporate Bond ETF		208,638	16,910,110
Vanguard Short-Term Treasury ETF		170,182	10,372,593
			79,041,923
Foreign Stock Funds - 10.5%
iShares Edge MSCI Minimum Volatility EAFE ETF (B)		120,882	8,858,233
SPDR S&P Emerging Asia Pacific ETF		5,257	491,280
Vanguard FTSE All-World ex-U.S. ETF		99,898	4,984,910
Vanguard FTSE Emerging Markets ETF		24,068	968,978
Vanguard FTSE Europe ETF (B)		89,860	4,817,394
			20,120,795
Stock Funds - 39.6%
iShares Core S&P 500 ETF		22,155	6,613,710
iShares Core S&P Mid-Cap ETF		1,134	219,123
iShares Edge MSCI Minimum Volatility USA ETF		106,935	6,854,533
Madison Dividend Income Fund Class Y (A)		968,461	26,632,680
Madison Investors Fund Class Y (A)		1,130,112	26,602,844
Madison Mid Cap Fund Class Y (A)		440,936	5,079,584
Vanguard Information Technology ETF		17,994	3,878,607
			75,881,081
Total Investment Companies ( Cost $152,950,776 )			175,043,799
SHORT-TERM INVESTMENTS - 8.5%
State Street Institutional U.S. Government Money Market Fund, 1.88%, Premier Class (C)		16,271,733	16,271,733
Total Short-Term Investments ( Cost $16,271,733 )			16,271,733
TOTAL INVESTMENTS - 99.9% ( Cost $169,222,509 )			191,315,532
NET OTHER ASSETS AND LIABILITIES - 0.1%			106,136
TOTAL NET ASSETS - 100.0%			$191,421,668

(A)	Affiliated Company.
(B)	All or a portion of these securities, with an aggregate fair value of $480,601, are on loan as part of a securities lending program. See Note 4 for details on the securities lending program.
(C)	7-day yield.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2019

Aggressive Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 88.8%
Bond Funds - 21.9%
iShares 20+ Year Treasury Bond ETF		8,788	$1,257,387
iShares 7-10 Year Treasury Bond ETF (A)		10,990	1,236,045
Madison Core Bond Fund Class Y (B)		481,183	4,932,127
Vanguard Short-Term Corporate Bond ETF		40,346	3,270,044
Vanguard Short-Term Treasury ETF (A)		48,338	2,946,201
			13,641,804
Foreign Stock Funds - 15.5%
iShares Edge MSCI Minimum Volatility EAFE ETF (A)		52,151	3,821,625
SPDR S&P Emerging Asia Pacific ETF		3,404	318,112
Vanguard FTSE All-World ex-U.S. ETF		51,758	2,582,724
Vanguard FTSE Emerging Markets ETF		15,567	626,728
Vanguard FTSE Europe ETF		43,330	2,322,921
			9,672,110
Stock Funds - 51.4%
iShares Core S&P 500 ETF		10,390	3,101,623
iShares Core S&P Mid-Cap ETF		330	63,766
iShares Edge MSCI Minimum Volatility USA ETF		49,429	3,168,399
Madison Dividend Income Fund Class Y (B)		351,945	9,678,482
Madison Investors Fund Class Y (B)		410,565	9,664,697
Madison Mid Cap Fund Class Y (B)		281,272	3,240,257
Vanguard Growth ETF		4,663	775,364
Vanguard Information Technology ETF (A)		10,577	2,279,872
			31,972,460
Total Investment Companies ( Cost $47,272,782 )			55,286,374
SHORT-TERM INVESTMENTS - 11.1%
State Street Institutional U.S. Government Money Market Fund, 1.88%, Premier Class (C)		6,920,180	6,920,180
Total Short-Term Investments ( Cost $6,920,180 )			6,920,180
TOTAL INVESTMENTS - 99.9% ( Cost $54,192,962 )			62,206,554
NET OTHER ASSETS AND LIABILITIES - 0.1%			60,586
TOTAL NET ASSETS - 100.0%			$62,267,140

(A)	All or a portion of these securities, with an aggregate fair value of $335,289, are on loan as part of a securities lending program. See Note 4 for details on the securities lending program.
(B)	Affiliated Company
(C)	7-day yield.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2019

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
ASSET BACKED SECURITIES - 4.2%
American Express Credit Account Master Trust, Series 2017-1, Class B, 2.1%, 9/15/22	$500,000	$499,664
BMW Floorplan Master Owner Trust, Series 2018-1, Class A2, (1M USD LIBOR + 0.320%) (A) (B), 2.348%, 5/15/23	275,000	275,080
CarMax Auto Owner Trust, Series 2018-3, Class A3, 3.13%, 6/15/23	350,000	356,116
Chesapeake Funding II LLC, Series 2018-3A, Class B (A), 3.62%, 1/15/31	100,000	103,704
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (A), 2.12%, 11/15/29	224,321	224,252
Chesapeake Funding II LLC, Series 2018-1A, Class A1 (A), 3.04%, 4/15/30	107,073	108,236
Chesapeake Funding II LLC, Series 2018-2A, Class A1 (A), 3.23%, 8/15/30	120,782	122,392
Chesapeake Funding II LLC, Series 2018-2A, Class B (A), 3.52%, 8/15/30	150,000	154,357
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 1/15/26	225,000	233,778
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 (A), 1.97%, 1/20/23	172,909	172,751
Enterprise Fleet Financing LLC, Series 2017-3, Class A2 (A), 2.13%, 5/22/23	431,959	431,690
Evergreen Credit Card Trust, Series 2019-1, Class B (A), 3.59%, 1/15/23	185,000	187,524
John Deere Owner Trust, Series 2018-B, Class A3, 3.08%, 11/15/22	350,000	354,594
Synchrony Credit Card Master Note Trust, Series 2017-1, Class B, 2.19%, 6/15/23	1,000,000	998,862
Verizon Owner Trust, Series 2017-1A, Class A (A), 2.06%, 9/20/21	365,970	365,865
Verizon Owner Trust, Series 2018-A, Class A1A, 3.23%, 4/20/23	670,000	682,985
Wheels SPV LLC, Series 2019-1A, Class A3 (A), 2.35%, 5/22/28	200,000	201,157
Total Asset Backed Securities ( Cost $5,406,585 )		5,473,007
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.4%
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 (A), 2.879%, 7/25/49	388,864	391,350
Fannie Mae REMICS, Series 2015-12, Class NI, IO, 3.5%, 3/25/30	1,575,867	159,272
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	349,684	367,284
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	469,692	498,377
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	381,446	433,687
Fannie Mae REMICS, Series 2011-101, Class NC, 2.5%, 4/25/40	149,237	149,371
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	528,843	539,141
Freddie Mac REMICS, Series 4066, Class DI, IO, 3%, 6/15/27	1,953,749	138,690
Government National Mortgage Association, Series 2015-53, Class IL, IO, 3%, 9/20/44	1,604,744	94,754
JPMorgan Mortgage Trust, Series 2019-2, Class A6 (A) (B) (C), 4%, 8/25/49	224,641	228,999
JPMorgan Mortgage Trust, Series 2019-3, Class A4 (A) (B) (C), 4%, 9/25/49	475,259	476,873
JPMorgan Mortgage Trust, Series 2019-5, Class A3 (A) (B) (C), 4%, 11/25/49	373,589	381,338
JPMorgan Mortgage Trust, Series 2019-5, Class A4 (A) (B) (C), 4%, 11/25/49	136,794	138,032
JPMorgan Mortgage Trust, Series 2019-7, Class A3 (A) (C), 3.5%, 2/25/50	550,000	558,808
OBX Trust, Series 2015-1, Class 2A4 (A) (B) (C), 3%, 11/25/45	448,906	450,933
OBX Trust, Series 2019-INV1, Class A8 (A) (B) (C), 4%, 11/25/48	360,792	370,298
Wells Fargo Mortgage Backed Securities Trust, Series 2019-2, Class A1 (A) (B) (C), 4%, 4/25/49	304,804	311,079
Total Collateralized Mortgage Obligations ( Cost $5,865,321 )		5,688,286
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.8%
Fannie Mae-Aces, Series 2017-M15, Class ATS2 (B) (C), 3.196%, 11/25/27	250,000	263,487
FHLMC Multifamily Structured Pass Through Certificates, Series K718, Class X1, IO (B) (C), 0.73%, 1/25/22	22,153,115	265,713
FHLMC Multifamily Structured Pass Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	300,000	314,304
FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class X1, IO (B) (C), 0.435%, 9/25/26	11,970,623	228,973
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	650,000	695,268
FREMF Mortgage Trust, Series 2015-K721, Class B (A) (B) (C), 3.681%, 11/25/47	500,000	514,248

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2019

Core Bond Fund Portfolio of Investments (unaudited)

WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A2, 2.862%, 3/15/47	9,334	9,325
Total Commercial Mortgage-Backed Securities ( Cost $2,210,365 )		2,291,318
CORPORATE NOTES AND BONDS - 31.9%
Communication Services - 1.8%
Comcast Corp., 4.7%, 10/15/48	250,000	306,111
Mars Inc. (A), 3.875%, 4/1/39	350,000	390,870
Verizon Communications Inc., 4.329%, 9/21/28	347,000	393,419
Verizon Communications Inc., 3.875%, 2/8/29	300,000	329,209
Verizon Communications Inc., 4.4%, 11/1/34	300,000	343,183
Vodafone Group PLC (D), 3.75%, 1/16/24	250,000	263,241
Vodafone Group PLC (D), 5%, 5/30/38	250,000	285,683
		2,311,716
Consumer Discretionary - 4.1%
Advance Auto Parts Inc., 4.5%, 12/1/23	750,000	809,831
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	400,000	421,128
D.R. Horton Inc., 2.55%, 12/1/20	400,000	401,184
Discovery Communications LLC, 5%, 9/20/37	500,000	537,501
DISH DBS Corp., 6.75%, 6/1/21	150,000	157,845
ERAC USA Finance LLC (A), 6.7%, 6/1/34	100,000	136,534
Expedia Group Inc. (A), 3.25%, 2/15/30	350,000	349,002
General Motors Financial Co. Inc., 3.2%, 7/6/21	150,000	151,538
Lennar Corp., 4.75%, 4/1/21	500,000	510,625
Lowe's Cos. Inc., 4.55%, 4/5/49	400,000	460,375
McDonald's Corp., MTN, 4.875%, 12/9/45	400,000	483,665
Walgreens Boots Alliance Inc., 3.45%, 6/1/26	850,000	877,786
		5,297,014
Consumer Staples - 0.5%
B&G Foods Inc., 4.625%, 6/1/21	100,000	100,020
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	125,000	124,999
Molson Coors Brewing Co., 2.1%, 7/15/21	400,000	399,983
		625,002
Energy - 4.6%
Antero Resources Corp. (E), 5.625%, 6/1/23	300,000	259,500
Energy Transfer Operating L.P., 5.25%, 4/15/29	300,000	338,617
EnLink Midstream Partners L.P., 5.45%, 6/1/47	550,000	448,250
Enterprise Products Operating LLC, 3.75%, 2/15/25	500,000	532,729
Helmerich & Payne Inc., 4.65%, 3/15/25	400,000	432,306
Kinder Morgan Inc., 5.55%, 6/1/45	800,000	942,970
Marathon Oil Corp., 2.7%, 6/1/20	750,000	751,469
MPLX L.P., 4.8%, 2/15/29	250,000	275,989
Occidental Petroleum Corp., 3.5%, 8/15/29	450,000	456,390
Occidental Petroleum Corp., 4.4%, 8/15/49	200,000	205,581
Unit Corp., 6.625%, 5/15/21	600,000	454,500
Valero Energy Partners L.P., 4.5%, 3/15/28	850,000	929,496
		6,027,797
Financials - 11.4%
Affiliated Managers Group Inc., 4.25%, 2/15/24	500,000	533,555

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2019

Core Bond Fund Portfolio of Investments (unaudited)

Aflac Inc., 4.75%, 1/15/49	400,000	488,487
Air Lease Corp., 3.75%, 2/1/22	250,000	257,079
American Express Co., 2.5%, 8/1/22	150,000	151,506
American Express Co., 4.2%, 11/6/25	350,000	384,629
American International Group Inc., 4.75%, 4/1/48	200,000	233,571
Bank of America Corp., MTN, 2.503%, 10/21/22	400,000	402,719
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (B), 2.816%, 7/21/23	400,000	406,079
Bank of Montreal, MTN (D), 1.9%, 8/27/21	500,000	499,256
Bank of Montreal (D), 3.3%, 2/5/24	250,000	260,148
Bank of Montreal(5 year CMT + 2.979%) (B) (D), 4.8%, 8/25/24	300,000	300,375
Capital One Financial Corp., 2.5%, 5/12/20	400,000	400,711
Capital One Financial Corp., 3.3%, 10/30/24	400,000	414,004
Cboe Global Markets Inc., 3.65%, 1/12/27	365,000	388,201
Citigroup Inc.(3M USD LIBOR + 1.192%) (B), 4.075%, 4/23/29	450,000	489,981
Discover Bank, 3.45%, 7/27/26	75,000	77,336
Fifth Third Bank, 3.35%, 7/26/21	500,000	510,184
Goldman Sachs Group Inc./The(3M USD LIBOR + 1.201%) (B), 3.272%, 9/29/25	700,000	722,553
Goldman Sachs Group Inc./The, 3.5%, 11/16/26	500,000	519,425
HCP Inc., 3.25%, 7/15/26	500,000	514,367
Huntington National Bank/The, 2.4%, 4/1/20	500,000	500,521
Huntington National Bank/The, 3.55%, 10/6/23	250,000	262,003
Intercontinental Exchange Inc., 2.35%, 9/15/22	200,000	201,622
Intercontinental Exchange Inc., 3.75%, 9/21/28	200,000	219,089
JPMorgan Chase & Co., 3.125%, 1/23/25	900,000	931,913
Liberty Mutual Group Inc. (A), 4.25%, 6/15/23	166,000	176,011
Liberty Mutual Group Inc. (A), 4.569%, 2/1/29	584,000	651,621
M&T Bank Corp., 3.55%, 7/26/23	250,000	262,319
Mitsubishi UFJ Financial Group Inc. (D), 3.195%, 7/18/29	400,000	413,318
Morgan Stanley, 4.3%, 1/27/45	1,000,000	1,157,245
Regions Financial Corp., 3.2%, 2/8/21	750,000	759,256
Regions Financial Corp., 2.75%, 8/14/22	400,000	405,283
Synchrony Financial, 3.75%, 8/15/21	100,000	102,331
Synchrony Financial, 3.7%, 8/4/26	100,000	102,064
TD Ameritrade Holding Corp., 3.3%, 4/1/27	400,000	420,059
ZB NA, 3.5%, 8/27/21	250,000	255,460
		14,774,281
Health Care - 2.6%
AbbVie Inc., 3.75%, 11/14/23	400,000	420,662
Anthem Inc., 2.375%, 1/15/25	300,000	298,869
Becton, Dickinson and Co., 2.894%, 6/6/22	500,000	507,604
Cigna Corp., 4.375%, 10/15/28	50,000	54,634
Cigna Corp., 4.9%, 12/15/48	200,000	228,815
CVS Health Corp., 5.125%, 7/20/45	750,000	850,096
Forest Laboratories LLC (A), 5%, 12/15/21	250,000	262,647
Humana Inc., 2.5%, 12/15/20	400,000	400,911
Zoetis Inc., 3%, 9/12/27	300,000	307,820
		3,332,058
Industrials - 2.3%
Bristol-Myers Squibb Co. (A), 3.4%, 7/26/29	350,000	373,843
Carlisle Cos. Inc., 3.5%, 12/1/24	200,000	207,608

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2019

Core Bond Fund Portfolio of Investments (unaudited)

DAE Funding LLC (A), 5.25%, 11/15/21	200,000	208,000
Masco Corp., 4.375%, 4/1/26	150,000	161,005
Owens Corning, 3.95%, 8/15/29	400,000	406,708
TransDigm Inc., 6%, 7/15/22	250,000	253,750
United Rentals North America Inc., 4.625%, 7/15/23	400,000	408,840
WRKCo Inc., 3.75%, 3/15/25	475,000	500,017
WRKCo Inc., 3.9%, 6/1/28	450,000	474,806
		2,994,577
Information Technology - 3.1%
Analog Devices Inc., 5.3%, 12/15/45	600,000	747,516
Broadridge Financial Solutions Inc., 3.95%, 9/1/20	500,000	507,650
Citrix Systems Inc., 4.5%, 12/1/27	105,000	113,512
Dell International LLC / EMC Corp. (A), 8.35%, 7/15/46	250,000	329,737
Fidelity National Information Services Inc., 4.75%, 5/15/48	300,000	363,899
Marvell Technology Group Ltd. (D), 4.2%, 6/22/23	400,000	419,252
Oracle Corp., 4%, 7/15/46	750,000	838,593
PayPal Holdings Inc., 2.4%, 10/1/24	450,000	452,440
Salesforce.com Inc., 3.7%, 4/11/28	250,000	274,400
		4,046,999
Materials - 0.3%
DuPont de Nemours Inc., 4.725%, 11/15/28	300,000	343,150

Real Estate - 0.2%
Store Capital Corp., 4.5%, 3/15/28	200,000	215,844

Utilities - 1.0%
Duke Energy Corp., 3.75%, 9/1/46	650,000	669,212
Interstate Power and Light Co., 3.5%, 9/30/49	225,000	226,093
PacifiCorp., 4.15%, 2/15/50	350,000	408,642
		1,303,947
Total Corporate Notes and Bonds ( Cost $38,927,628 )		41,272,385
LONG TERM MUNICIPAL BONDS - 2.1%
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	1,000,000	1,299,180
New York City Transitional Finance Authority Future Tax Secured Revenue, 6.267%, 8/1/39	500,000	501,795
Washington County School District #1 West Union, General Obligation, 4.355%, 6/30/34	800,000	884,528
Total Long Term Municipal Bonds ( Cost $2,595,223 )		2,685,503
MORTGAGE BACKED SECURITIES - 25.1%
Fannie Mae - 16.4%
3%, 9/1/30 Pool # 890696	954,817	981,750
3%, 12/1/30 Pool # AL8924	398,960	410,557
7%, 11/1/31 Pool # 607515	21,782	24,573
3.5%, 12/1/31 Pool # MA0919	107,788	112,135
6.5%, 3/1/32 Pool # 631377	27,276	30,389
7%, 5/1/32 Pool # 644591	6,195	6,372
6.5%, 6/1/32 Pool # 545691	226,678	257,583
3.5%, 8/1/32 Pool # MA3098	169,018	175,379
5.5%, 11/1/33 Pool # 555880	282,448	318,014

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2019

Core Bond Fund Portfolio of Investments (unaudited)

7%, 7/1/34 Pool # 792636	35,266	36,309
2.5%, 10/1/34 Pool # MA3797	250,000	252,158
4%, 2/1/35 Pool # MA2177	1,107,038	1,171,887
5%, 8/1/35 Pool # 829670	361,111	398,175
5%, 9/1/35 Pool # 820347	471,136	524,912
5%, 9/1/35 Pool # 835699	363,456	402,837
3.5%, 12/1/35 Pool # MA2473	801,686	831,265
5%, 12/1/35 Pool # 850561	120,879	133,429
4%, 6/1/36 Pool # AL8618	328,798	348,233
5.5%, 10/1/36 Pool # 901723	329,211	371,243
6.5%, 10/1/36 Pool # 894118	308,407	349,637
6%, 11/1/36 Pool # 902510	320,428	370,660
6%, 10/1/37 Pool # 947563	376,721	435,457
6.5%, 8/1/38 Pool # 987711	530,219	636,254
4%, 1/1/41 Pool # AB2080	1,209,540	1,292,346
4.5%, 7/1/41 Pool # AB3274	461,286	499,674
5.5%, 7/1/41 Pool # AL6588	909,648	1,028,688
4%, 9/1/41 Pool # AJ1406	793,259	849,157
3.5%, 6/1/42 Pool # AO4136	1,319,052	1,385,332
4%, 6/1/42 Pool # MA1087	323,803	345,984
3.5%, 8/1/42 Pool # AP2133	600,791	631,059
3.5%, 9/1/42 Pool # AB6228	1,049,132	1,101,631
4%, 10/1/42 Pool # AP7363	767,865	819,885
3.5%, 3/1/43 Pool # AT0310	586,718	616,297
4%, 1/1/45 Pool # AS4257	183,242	193,557
4.5%, 2/1/45 Pool # MA2193	701,564	753,914
3.5%, 8/1/45 Pool # AS5645	582,738	607,074
3.5%, 11/1/45 Pool # BA4907	504,443	525,429
3.5%, 12/1/45 Pool # AS6309	262,629	273,573
4.5%, 10/1/46 Pool # MA2783	89,547	95,155
4%, 12/1/46 Pool # BD2379	382,036	402,023
3%, 1/1/47 Pool # BE0108	401,929	413,430
4%, 7/1/48 Pool # MA3415	822,698	857,342
		21,270,758
Freddie Mac - 8.6%
4.5%, 2/1/25 Pool # J11722	115,239	120,135
4.5%, 5/1/25 Pool # J12247	226,337	237,860
8%, 6/1/30 Pool # C01005	10,267	12,006
7%, 3/1/31 Pool # C48129	45,652	46,271
2.5%, 10/1/34 Pool # SB8010	500,000	504,315
5.5%, 11/1/34 Pool # A28282	497,871	554,081
5.5%, 1/1/37 Pool # G04593	165,391	187,151
4%, 10/1/41 Pool # Q04092	550,077	588,038
3%, 9/1/42 Pool # C04233	1,359,174	1,401,369
3%, 4/1/43 Pool # V80025	1,632,253	1,682,931
3%, 4/1/43 Pool # V80026	1,609,402	1,659,260
3.5%, 8/1/44 Pool # Q27927	542,498	567,953
3%, 7/1/45 Pool # G08653	491,708	503,903
3.5%, 8/1/45 Pool # Q35614	932,061	972,794
3%, 10/1/46 Pool # G60722	881,153	904,692
4%, 3/1/47 Pool # Q46801	722,004	759,566

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2019

Core Bond Fund Portfolio of Investments (unaudited)

3.5%, 12/1/47 Pool # Q52955	435,680	449,894
		11,152,219
Ginnie Mae - 0.1%
6.5%, 2/20/29 Pool # 2714	40,482	46,362
6.5%, 4/20/31 Pool # 3068	28,812	33,357
		79,719
Total Mortgage Backed Securities ( Cost $31,669,568 )		32,502,696
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 28.1%
U.S. Treasury Bonds - 10.5%
6.625%, 2/15/27	$2,000,000	2,692,422
4.500%, 5/15/38	2,000,000	2,818,984
3.750%, 8/15/41	1,000,000	1,303,086
3.000%, 5/15/45	1,250,000	1,471,729
2.500%, 5/15/46	1,000,000	1,076,953
2.250%, 8/15/46	1,250,000	1,281,836
3.000%, 5/15/47	1,000,000	1,184,961
3.375%, 11/15/48	1,400,000	1,783,852
		13,613,823
U.S. Treasury Notes - 17.6%
2.625%, 11/15/20	3,500,000	3,531,445
3.125%, 5/15/21	1,000,000	1,022,070
2.000%, 11/15/21	2,500,000	2,518,848
1.750%, 5/15/22	350,000	351,422
2.500%, 8/15/23	1,350,000	1,396,881
2.750%, 11/15/23	2,000,000	2,093,438
2.125%, 3/31/24	2,175,000	2,227,591
2.250%, 11/15/25	3,500,000	3,629,746
1.500%, 8/15/26	750,000	744,023
2.375%, 5/15/27	750,000	790,283
2.875%, 5/15/28	2,200,000	2,414,672
2.625%, 2/15/29	1,875,000	2,029,321
		22,749,740
Total U.S. Government and Agency Obligations ( Cost $33,170,666 )		36,363,563
	Shares
SHORT-TERM INVESTMENTS - 1.7%
State Street Institutional U.S. Government Money Market Fund, 1.88%, Premier Class (F)	1,861,166	1,861,166
State Street Navigator Securities Lending Government Money Market Portfolio, 2.07% (F) (G)	267,540	267,540
Total Short-Term Investments ( Cost $2,128,706 )		2,128,706
TOTAL INVESTMENTS - 99.3% ( Cost $121,974,062 )		128,405,464
NET OTHER ASSETS AND LIABILITIES - 0.7%		928,506
TOTAL NET ASSETS - 100.0%		$129,333,970

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(B)	Floating rate or variable rate note. Rate shown is as of September 30, 2019.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2019

Core Bond Fund Portfolio of Investments (unaudited)

(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.9% of total net assets.
(E)
All or a portion of these securities, with an aggregate fair value of $259,776, are on loan as part of a securities lending program. See footnote (G) and Note 4 for details on the securities lending program.

(F)	7-day yield.
(G)	Represents investments of cash collateral received in connection with securities lending.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2019

High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 89.0%
Communication Services - 5.9%
Altice Luxembourg S.A. (A) (B), 7.625%, 2/15/25	$200,000	$208,500
CenturyLink Inc., 6.45%, 6/15/21	205,000	215,250
Frontier Communications Corp. (A), 8.5%, 4/1/26	150,000	149,985
GrubHub Holdings Inc. (A), 5.5%, 7/1/27	125,000	127,538
Inmarsat Finance PLC (A) (B), 6.5%, 10/1/24	300,000	315,000
Nexstar Broadcasting Inc. (A), 5.625%, 8/1/24	125,000	130,106
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (A), 3.36%, 3/20/23	75,000	75,281
		1,221,660
Consumer Discretionary - 20.4%
Cablevision Systems Corp., 5.875%, 9/15/22	250,000	269,375
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 5.125%, 5/1/23	350,000	358,659
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 5.875%, 4/1/24	200,000	208,692
Diamond Resorts International Inc. (A) (C), 7.75%, 9/1/23	250,000	257,500
DISH DBS Corp., 6.75%, 6/1/21	300,000	315,690
IRB Holding Corp. (A), 6.75%, 2/15/26	250,000	251,250
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. (A), 6.75%, 11/15/21	250,000	255,312
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.625%, 2/15/24	500,000	514,375
Panther BF Aggregator 2 LP / Panther Finance Co. Inc. (A) (B), 6.25%, 5/15/26	125,000	131,563
Penske Automotive Group Inc., 5.75%, 10/1/22	250,000	253,345
Scientific Games International Inc. (A), 5%, 10/15/25	250,000	257,950
Service Corp. International/US, 5.375%, 5/15/24	300,000	309,612
Sinclair Television Group Inc., 6.125%, 10/1/22	250,000	254,832
Sirius XM Radio Inc. (A), 4.625%, 5/15/23	250,000	254,688
Univision Communications Inc. (A), 5.125%, 5/15/23	325,000	326,016
		4,218,859
Consumer Staples - 9.4%
Avon International Operations Inc. (A), 7.875%, 8/15/22	250,000	260,242
B&G Foods Inc., 4.625%, 6/1/21	250,000	250,050
Dean Foods Co. (A), 6.5%, 3/15/23	195,000	103,350
First Quality Finance Co. Inc. (A), 4.625%, 5/15/21	400,000	400,000
Pilgrim's Pride Corp. (A), 5.75%, 3/15/25	350,000	362,250
Post Holdings Inc. (A), 5.5%, 3/1/25	250,000	261,875
Simmons Foods Inc. (A) (C), 5.75%, 11/1/24	325,000	316,875
		1,954,642
Energy - 9.7%
American Midstream Partners L.P. / American Midstream Finance Corp. (A), 9.5%, 12/15/21	375,000	352,500
Berry Petroleum Co. LLC (A), 7%, 2/15/26	125,000	119,688
Carrizo Oil & Gas Inc. (C), 6.25%, 4/15/23	375,000	355,312
Jonah Energy LLC / Jonah Energy Finance Corp. (A), 7.25%, 10/15/25	125,000	41,875
Murphy Oil USA Inc., 5.625%, 5/1/27	400,000	422,000
Sunoco L.P. / Sunoco Finance Corp., 4.875%, 1/15/23	250,000	256,562
Unit Corp., 6.625%, 5/15/21	600,000	454,500
		2,002,437
Financials - 9.0%
Donnelley Financial Solutions Inc., 8.25%, 10/15/24	250,000	259,375

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2019

High Income Fund Portfolio of Investments (unaudited)

Equinix Inc., 5.875%, 1/15/26	400,000	425,564
Exela Intermediate LLC / Exela Finance Inc. (A), 10%, 7/15/23	150,000	84,000
Jefferies Finance LLC / JFIN Co-Issuer Corp. (A), 7.25%, 8/15/24	250,000	249,063
MPT Operating Partnership L.P. / MPT Finance Corp., 5%, 10/15/27	400,000	419,000
Quicken Loans Inc. (A), 5.75%, 5/1/25	200,000	206,250
Solera LLC / Solera Finance Inc. (A), 10.5%, 3/1/24	200,000	211,424
		1,854,676
Health Care - 6.3%
Acadia Healthcare Co. Inc., 5.125%, 7/1/22	500,000	503,750
Avantor Inc. (A), 6%, 10/1/24	200,000	214,306
HCA Inc., 5.875%, 2/15/26	250,000	279,450
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC (A) (B), 4.875%, 4/15/20	500,000	315,000
		1,312,506
Industrials - 18.5%
ARD Finance S.A., 7.125% Cash, 7.875 PIK (B), 7.125%, 9/15/23	300,000	309,000
Avis Budget Car Rental LLC / Avis Budget Finance Inc. (A) (C), 5.25%, 3/15/25	250,000	256,875
Covanta Holding Corp., 5.875%, 3/1/24	500,000	515,000
DAE Funding LLC (A), 5%, 8/1/24	250,000	260,625
DAE Funding LLC (A), 5.25%, 11/15/21	150,000	156,000
GFL Environmental Inc. (A) (B), 5.375%, 3/1/23	250,000	253,075
Griffon Corp., 5.25%, 3/1/22	300,000	302,250
Hughes Satellite Systems Corp., 5.25%, 8/1/26	200,000	214,000
Mueller Industries Inc., 6%, 3/1/27	250,000	252,500
Nielsen Finance LLC / Nielsen Finance Co. (A), 5%, 4/15/22	425,000	426,190
Patrick Industries Inc. (A), 7.5%, 10/15/27	125,000	128,762
Prime Security Services Borrower LLC / Prime Finance Inc. (A), 9.25%, 5/15/23	36,000	37,847
Tennant Co., 5.625%, 5/1/25	250,000	260,000
TransDigm Inc., 6%, 7/15/22	250,000	253,750
Waste Pro USA Inc. (A), 5.5%, 2/15/26	200,000	206,192
		3,832,066
Materials - 3.3%
Berry Global Inc., 5.125%, 7/15/23	250,000	256,563
Sealed Air Corp. (A), 5.125%, 12/1/24	400,000	428,000
		684,563
Real Estate - 2.7%
Iron Mountain Inc., 5.75%, 8/15/24	300,000	303,000
Iron Mountain Inc. (A), 4.875%, 9/15/27	250,000	255,670
		558,670
Utilities - 3.8%
AES Corp., 5.5%, 4/15/25	415,000	431,081
AmeriGas Partners L.P. / AmeriGas Finance Corp., 5.875%, 8/20/26	100,000	109,655
Calpine Corp., 5.5%, 2/1/24	250,000	252,500
		793,236
Total Corporate Notes and Bonds ( Cost $18,526,642 )		18,433,315
	Shares
EXCHANGE TRADED FUNDS - 2.5%
iShares iBoxx High Yield Corporate Bond ETF	5,900	514,303
Total Exchange Traded Funds ( Cost $508,729 )		514,303

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2019

High Income Fund Portfolio of Investments (unaudited)

SHORT-TERM INVESTMENTS - 12.2%
State Street Institutional U.S. Government Money Market Fund, 1.88%, Premier Class (D)		1,650,922	1,650,922
State Street Navigator Securities Lending Government Money Market Portfolio, 2.07% (D) (E)		886,220	886,220
Total Short-Term Investments ( Cost $2,537,142 )			2,537,142
TOTAL INVESTMENTS - 103.7% ( Cost $21,572,513 )			21,484,760
NET OTHER ASSETS AND LIABILITIES - (3.7%)			(770,910)
TOTAL NET ASSETS - 100.0%			$20,713,850

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 7.4% of total net assets.
(C)
All or a portion of these securities, with an aggregate fair value of $868,646, are on loan as part of a securities lending program. See footnote (E) and Note 4 for details on the securities lending program.

(D)	7-day yield.
(E)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
PIK	Payment in Kind.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2019

Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 66.7%
Communication Services - 5.2%
Comcast Corp., Class A	145,000	$6,536,600
Verizon Communications Inc.	99,000	5,975,640
		12,512,240
Consumer Discretionary - 6.0%
Home Depot Inc./The	15,500	3,596,310
McDonald's Corp.	24,000	5,153,040
Starbucks Corp.	28,000	2,475,760
TJX Cos. Inc./The	55,500	3,093,570
		14,318,680
Consumer Staples - 6.8%
Hershey Co./The	22,000	3,409,780
Nestle S.A., ADR	49,000	5,311,600
PepsiCo Inc.	28,000	3,838,800
Procter & Gamble Co./The	30,500	3,793,590
		16,353,770
Energy - 3.7%
Chevron Corp.	34,500	4,091,700
Exxon Mobil Corp.	69,000	4,872,090
		8,963,790
Financials - 12.2%
Bank of America Corp.	70,000	2,041,900
BlackRock Inc.	10,000	4,456,400
Chubb Ltd.	24,000	3,874,560
JPMorgan Chase & Co.	49,500	5,825,655
Northern Trust Corp.	34,000	3,172,880
Travelers Cos. Inc./The	31,000	4,609,390
US Bancorp	97,000	5,367,980
		29,348,765
Health Care - 9.8%
Amgen Inc.	8,500	1,644,835
Bristol-Myers Squibb Co.	52,000	2,636,920
Johnson & Johnson	29,500	3,816,710
Medtronic PLC	46,000	4,996,520
Merck & Co. Inc.	51,000	4,293,180
Novartis AG, ADR	37,500	3,258,750
Pfizer Inc.	77,000	2,766,610
		23,413,525
Industrials - 8.2%
Caterpillar Inc.	33,000	4,168,230
Emerson Electric Co.	28,000	1,872,080
Fastenal Co.	129,000	4,214,430
General Dynamics Corp.	18,000	3,289,140
Union Pacific Corp.	16,500	2,672,670
United Technologies Corp.	24,500	3,344,740
		19,561,290
Information Technology - 10.1%

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2019

Diversified Income Fund Portfolio of Investments (unaudited)

Accenture PLC, Class A	11,700	2,250,495
Analog Devices Inc.	34,000	3,798,820
Automatic Data Processing Inc.	12,200	1,969,324
Cisco Systems Inc.	93,000	4,595,130
Microsoft Corp.	13,500	1,876,905
Paychex Inc.	26,000	2,152,020
TE Connectivity Ltd.	19,500	1,817,010
Texas Instruments Inc.	44,000	5,686,560
		24,146,264
Materials - 1.9%
Linde PLC	23,500	4,552,420

Utilities - 2.8%
Dominion Energy Inc.	32,000	2,593,280
NextEra Energy Inc.	17,500	4,077,325
		6,670,605
Total Common Stocks ( Cost $107,179,299 )		159,841,349
	Par Value
ASSET BACKED SECURITIES - 1.4%
American Express Credit Account Master Trust, Series 2017-1, Class B, 2.1%, 9/15/22	250,000	249,832
BMW Floorplan Master Owner Trust, Series 2018-1, Class A2, (1M USD LIBOR + 0.320%) (A) (B), 2.348%, 5/15/23	150,000	150,044
CarMax Auto Owner Trust, Series 2018-3, Class A3, 3.13%, 6/15/23	200,000	203,495
Chesapeake Funding II LLC, Series 2018-3A, Class B (A), 3.62%, 1/15/31	100,000	103,704
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (A), 2.12%, 11/15/29	140,201	140,158
Chesapeake Funding II LLC, Series 2018-1A, Class A1 (A), 3.04%, 4/15/30	271,253	274,198
Chesapeake Funding II LLC, Series 2018-2A, Class A1 (A), 3.23%, 8/15/30	120,782	122,392
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 1/15/26	130,000	135,071
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 (A), 1.97%, 1/20/23	169,519	169,364
Enterprise Fleet Financing LLC, Series 2017-3, Class A2 (A), 2.13%, 5/22/23	95,991	95,931
Evergreen Credit Card Trust, Series 2019-1, Class B (A), 3.59%, 1/15/23	110,000	111,501
John Deere Owner Trust, Series 2018-B, Class A3, 3.08%, 11/15/22	200,000	202,625
Synchrony Credit Card Master Note Trust, Series 2017-1, Class B, 2.19%, 6/15/23	500,000	499,431
Verizon Owner Trust, Series 2017-1A, Class A (A), 2.06%, 9/20/21	274,478	274,399
Verizon Owner Trust, Series 2018-A, Class A1A, 3.23%, 4/20/23	390,000	397,558
Wheels SPV LLC, Series 2019-1A, Class A2 (A), 2.3%, 5/22/28	200,000	200,406
Total Asset Backed Securities ( Cost $3,288,794 )		3,330,109
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.9%
Fannie Mae - 1.1%
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	326,372	342,798
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	451,844	479,439
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	348,070	395,740
Fannie Mae REMICS, Series 2011-101, Class NC, 2.5%, 4/25/40	255,836	256,065
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	317,306	323,485
Freddie Mac REMICS, Series 3825, Class CB, 3.5%, 3/15/26	358,132	371,238
Freddie Mac REMICS, Series 4037, Class B, 3%, 4/15/27	450,000	463,769
		2,632,534

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2019

Diversified Income Fund Portfolio of Investments (unaudited)

Financials - 0.8%
J.P. Morgan Mortgage Trust, Series 2019-2, Class A6 (A) (B) (C), 4%, 8/25/49	134,785	137,399
JPMorgan Mortgage Trust, Series 2019-3, Class A4 (A) (B) (C), 4%, 9/25/49	380,207	381,499
JPMorgan Mortgage Trust, Series 2019-5, Class A4 (A) (B) (C), 4%, 11/25/49	273,589	276,064
JPMorgan Mortgage Trust, Series 2019-7, Class A3 (A), 3.5%, 2/25/50	350,000	355,605
OBX Trust, Series 2015-1, Class 2A4 (A) (B) (C), 3%, 11/25/45	448,906	450,933
OBX Trust, Series 2019-INV1, Class A8 (A) (B) (C), 4%, 11/25/48	216,475	222,179
		1,823,679
Total Collateralized Mortgage Obligations ( Cost $4,469,688 )		4,456,213
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.3%
FHLMC Multifamily Structured Pass Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	200,000	209,536
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	300,000	320,893
FREMF Mortgage Trust, Series 2015-K721, Class B (A) (B) (C), 3.681%, 11/25/47	300,000	308,548
Total Commercial Mortgage-Backed Securities ( Cost $800,555 )		838,977
CORPORATE NOTES AND BONDS - 9.0%
Communication Services - 0.6%
AT&T Inc., 4.75%, 5/15/46	500,000	554,483
Comcast Corp., 4.15%, 10/15/28	275,000	308,474
Mars Inc. (A), 3.875%, 4/1/39	150,000	167,516
Verizon Communications Inc., 4.329%, 9/21/28	309,000	350,336
		1,380,809
Consumer Discretionary - 1.0%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	300,000	315,846
Discovery Communications LLC, 5%, 9/20/37	300,000	322,501
DISH DBS Corp., 6.75%, 6/1/21	150,000	157,845
ERAC USA Finance LLC (A), 6.7%, 6/1/34	150,000	204,802
Expedia Group Inc. (A), 3.25%, 2/15/30	250,000	249,287
General Motors Financial Co. Inc., 3.2%, 7/6/21	150,000	151,538
Lennar Corp., 4.75%, 4/1/21	350,000	357,438
Lowe's Cos. Inc., 4.55%, 4/5/49	200,000	230,187
Walgreens Boots Alliance Inc., 3.45%, 6/1/26	350,000	361,441
		2,350,885
Consumer Staples - 0.1%
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	100,000	100,000

Energy - 2.0%
Antero Resources Corp. (D), 5.625%, 6/1/23	200,000	173,000
Energy Transfer Operating L.P., 5.25%, 4/15/29	100,000	112,872
Enterprise Products Operating LLC, 3.75%, 2/15/25	250,000	266,365
Exxon Mobil Corp., 4.114%, 3/1/46	500,000	591,886
Kinder Morgan Inc., 5.55%, 6/1/45	500,000	589,356
Marathon Oil Corp., 2.7%, 6/1/20	500,000	500,979
MPLX L.P., 4.8%, 2/15/29	150,000	165,593
Occidental Petroleum Corp., 3.5%, 8/15/29	200,000	202,840
Phillips 66, 4.65%, 11/15/34	500,000	577,385
Schlumberger Holdings Corp. (A), 4%, 12/21/25	26,000	27,755

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2019

Diversified Income Fund Portfolio of Investments (unaudited)

Schlumberger Holdings Corp. (A), 3.9%, 5/17/28	390,000	412,798
Unit Corp., 6.625%, 5/15/21	200,000	151,500
Valero Energy Corp., 6.625%, 6/15/37	500,000	646,983
Valero Energy Partners L.P., 4.5%, 3/15/28	350,000	382,734
		4,802,046
Financials - 2.9%
Air Lease Corp., 3.625%, 4/1/27	500,000	515,531
American Express Co., 2.5%, 8/1/22	150,000	151,506
American Express Co., 4.2%, 11/6/25	250,000	274,735
Bank of America Corp., MTN, 2.503%, 10/21/22	400,000	402,719
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (B), 2.816%, 7/21/23	250,000	253,799
Bank of America Corp., MTN, (3M USD LIBOR + 1.090%) (B), 3.093%, 10/1/25	200,000	205,772
Bank of Montreal (E), 3.3%, 2/5/24	150,000	156,089
Bank of Montreal(5 year CMT + 2.979%) (B) (E), 4.8%, 8/25/24	180,000	180,225
Capital One Financial Corp., 3.3%, 10/30/24	400,000	414,004
Cboe Global Markets Inc., 3.65%, 1/12/27	300,000	319,069
Goldman Sachs Group Inc./The, (3M USD LIBOR + 1.201%) (B), 3.272%, 9/29/25	750,000	774,164
HCP Inc., 3.25%, 7/15/26	300,000	308,620
JPMorgan Chase & Co., 2.972%, 1/15/23	500,000	509,046
JPMorgan Chase & Co., 2.95%, 10/1/26	400,000	410,125
Mitsubishi UFJ Financial Group Inc. (E), 3.195%, 7/18/29	300,000	309,988
Morgan Stanley, MTN, 3.875%, 1/27/26	200,000	214,677
Morgan Stanley, 4.3%, 1/27/45	500,000	578,623
Regions Financial Corp., 3.2%, 2/8/21	500,000	506,170
Regions Financial Corp., 2.75%, 8/14/22	250,000	253,302
Synchrony Financial, 3.75%, 8/15/21	50,000	51,166
Synchrony Financial, 3.7%, 8/4/26	250,000	255,159
		7,044,489
Health Care - 0.7%
AbbVie Inc., 3.75%, 11/14/23	225,000	236,623
Anthem Inc., 2.375%, 1/15/25	200,000	199,246
Cigna Corp., 4.375%, 10/15/28	50,000	54,634
Cigna Corp., 4.9%, 12/15/48	100,000	114,407
CVS Health Corp., 5.125%, 7/20/45	400,000	453,384
Humana Inc., 2.5%, 12/15/20	300,000	300,684
UnitedHealth Group Inc., 3.7%, 8/15/49	150,000	158,814
Zoetis Inc., 3%, 9/12/27	225,000	230,865
		1,748,657
Industrials - 0.4%
Bristol-Myers Squibb Co. (A), 3.4%, 7/26/29	275,000	293,733
DAE Funding LLC (A), 5.25%, 11/15/21	100,000	104,000
Masco Corp., 4.375%, 4/1/26	75,000	80,503
United Rentals North America Inc., 4.625%, 7/15/23	300,000	306,630
WRKCo Inc., 3.9%, 6/1/28	175,000	184,647
		969,513
Information Technology - 1.0%
Analog Devices Inc., 5.3%, 12/15/45	350,000	436,051
Citrix Systems Inc., 4.5%, 12/1/27	85,000	91,891
Dell International LLC / EMC Corp. (A), 8.35%, 7/15/46	175,000	230,816

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2019

Diversified Income Fund Portfolio of Investments (unaudited)

Intel Corp., 3.734%, 12/8/47	435,000	485,106
Oracle Corp., 4%, 7/15/46	500,000	559,062
PayPal Holdings Inc., 2.4%, 10/1/24	350,000	351,897
Thomson Reuters Corp. (E), 4.3%, 11/23/23	200,000	213,255
		2,368,078
Materials - 0.1%
DuPont de Nemours Inc., 4.725%, 11/15/28	295,000	337,431

Real Estate - 0.1%
Brixmor Operating Partnership L.P., 3.65%, 6/15/24	100,000	104,008
Store Capital Corp., 4.5%, 3/15/28	200,000	215,844
		319,852
Utilities - 0.1%
Interstate Power and Light Co., 3.5%, 9/30/49	150,000	150,729
PacifiCorp., 4.15%, 2/15/50	100,000	116,755
		267,484
Total Corporate Notes and Bonds ( Cost $20,213,983 )		21,689,244
LONG TERM MUNICIPAL BONDS - 1.1%
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	1,000,000	1,299,180
New York City Transitional Finance Authority Future Tax Secured Revenue, 6.267%, 8/1/39	500,000	501,795
Rancho Water District Financing Authority Revenue, (Prerefunded 8/1/20 @ $100), 6.337%, 8/1/40	5,000	5,183
Rancho Water District Financing Authority Revenue, 6.337%, 8/1/40	620,000	642,673
University of Massachusetts Building Authority Revenue, 6.573%, 5/1/39	70,000	70,253
Total Long Term Municipal Bonds ( Cost $2,473,630 )		2,519,084
MORTGAGE BACKED SECURITIES - 7.4%
Fannie Mae - 5.1%
3%, 9/1/30 Pool # 890696	452,282	465,039
3%, 12/1/30 Pool # AL8924	319,168	328,445
7%, 11/1/31 Pool # 607515	21,782	24,573
3.5%, 12/1/31 Pool # MA0919	134,735	140,169
7%, 5/1/32 Pool # 644591	3,406	3,503
3.5%, 8/1/32 Pool # MA3098	169,018	175,379
5.5%, 10/1/33 Pool # 254904	116,255	131,467
5.5%, 11/1/33 Pool # 555880	282,448	318,014
5%, 5/1/34 Pool # 780890	358,726	396,222
7%, 7/1/34 Pool # 792636	16,880	17,379
4%, 2/1/35 Pool # MA2177	532,230	563,407
5%, 9/1/35 Pool # 820347	192,556	214,534
5%, 9/1/35 Pool # 835699	152,138	168,623
5%, 12/1/35 Pool # 850561	50,567	55,817
5.5%, 9/1/36 Pool # 831820	241,291	264,780
5.5%, 10/1/36 Pool # 901723	123,454	139,216
5.5%, 12/1/36 Pool # 903059	164,670	179,942
4%, 1/1/41 Pool # AB2080	537,573	574,376
4.5%, 7/1/41 Pool # AB3274	145,405	157,506
5.5%, 7/1/41 Pool # AL6588	524,797	593,474
4%, 9/1/41 Pool # AJ1406	352,559	377,403

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2019

Diversified Income Fund Portfolio of Investments (unaudited)

4%, 10/1/41 Pool # AJ4046	470,649	502,754
3.5%, 6/1/42 Pool # AO4134	390,874	410,555
3.5%, 6/1/42 Pool # AO4136	494,645	519,499
3.5%, 8/1/42 Pool # AP2133	500,659	525,883
4%, 10/1/42 Pool # AP7363	404,139	431,519
3%, 2/1/43 Pool # AB8486	840,335	865,953
3%, 2/1/43 Pool # AL3072	616,524	635,317
3.5%, 3/1/43 Pool # AT0310	373,366	392,189
4%, 1/1/45 Pool # AS4257	132,342	139,791
4.5%, 2/1/45 Pool # MA2193	396,183	425,746
3.5%, 4/1/45 Pool # MA2229	380,873	396,727
3.5%, 11/1/45 Pool # BA4907	504,443	525,429
3.5%, 12/1/45 Pool # AS6309	98,486	102,590
4%, 7/1/48 Pool # MA3415	617,023	643,007
3.5%, 1/1/49 Pool # MA3574	439,621	452,199
		12,258,426
Freddie Mac - 2.3%
4.5%, 2/1/25 Pool # J11722	69,143	72,081
4.5%, 5/1/25 Pool # J12247	63,657	66,898
8%, 6/1/30 Pool # C01005	8,213	9,605
6.5%, 1/1/32 Pool # C62333	71,975	80,573
2.5%, 10/1/34 Pool # SB8010	500,000	504,315
3.5%, 11/1/40 Pool # G06168	251,969	264,779
4.5%, 9/1/41 Pool # Q03516	408,151	442,339
4%, 10/1/41 Pool # Q04092	550,077	588,038
3%, 9/1/42 Pool # C04233	434,936	448,438
3%, 4/1/43 Pool # V80025	652,901	673,172
3%, 4/1/43 Pool # V80026	643,761	663,704
3.5%, 8/1/45 Pool # Q35614	621,374	648,529
3%, 10/1/46 Pool # G60722	487,446	500,468
4%, 3/1/47 Pool # Q46801	577,603	607,653
		5,570,592
Ginnie Mae - 0.0%
6.5%, 4/20/31 Pool # 3068	23,728	27,471
Total Mortgage Backed Securities ( Cost $17,456,699 )		17,856,489
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.1%
U.S. Treasury Bonds - 3.0%
6.625%, 2/15/27	1,100,000	1,480,832
3.000%, 5/15/42	1,000,000	1,169,219
2.500%, 2/15/45	1,000,000	1,076,016
2.500%, 5/15/46	750,000	807,715
2.250%, 8/15/46	750,000	769,101
3.000%, 5/15/47	400,000	473,984
3.000%, 2/15/48	300,000	356,191
3.375%, 11/15/48	800,000	1,019,344
		7,152,402
U.S. Treasury Notes - 6.1%
2.625%, 11/15/20	1,500,000	1,513,477

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2019

Diversified Income Fund Portfolio of Investments (unaudited)

3.125%, 5/15/21		1,000,000	1,022,070
2.000%, 11/15/21		1,000,000	1,007,539
1.750%, 5/15/22		1,750,000	1,757,110
2.500%, 8/15/23		1,000,000	1,034,727
2.125%, 3/31/24		1,325,000	1,357,038
2.250%, 11/15/25		2,250,000	2,333,408
2.375%, 5/15/27		750,000	790,283
2.875%, 5/15/28		1,400,000	1,536,609
2.625%, 2/15/29		2,100,000	2,272,840
			14,625,101
Total U.S. Government and Agency Obligations ( Cost $20,265,872 )			21,777,503
		Shares
SHORT-TERM INVESTMENTS - 2.9%
State Street Institutional U.S. Government Money Market Fund, 1.88%, Premier Class (F)		6,826,717	6,826,717
State Street Navigator Securities Lending Government Money Market Portfolio, 2.07% (F) (G)		178,360	178,360
Total Short-Term Investments ( Cost $7,005,077 )			7,005,077
TOTAL INVESTMENTS - 99.8% ( Cost $183,153,597 )			239,314,045
NET OTHER ASSETS AND LIABILITIES - 0.2%			412,117
TOTAL NET ASSETS - 100.0%			$239,726,162

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(B)	Floating rate or variable rate note. Rate shown is as of September 30, 2019.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(D)
All or a portion of these securities, with an aggregate fair value of $173,184, are on loan as part of a securities lending program. See footnote (G) and Note 4 for details on the securities lending program.

(E)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.4% of total net assets.
(F)	7-day yield.
(G)	Represents investments of cash collateral received in connection with securities lending.
ADR	American Depositary Receipt.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
PLC	Public Limited Company.
REMIC	Real Estate Mortgage Investment Conduit.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2019

Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 98.1%
Communication Services - 5.2%
Verizon Communications Inc.	70,000	$4,225,200
Walt Disney Co./The	71,000	9,252,720
		13,477,920
Consumer Discretionary - 5.1%
Lowe's Cos. Inc.	66,000	7,257,360
Toll Brothers Inc.	145,000	5,952,250
		13,209,610
Consumer Staples - 8.8%
Mondelez International Inc., Class A	160,500	8,878,860
Procter & Gamble Co./The	111,500	13,868,370
		22,747,230
Energy - 7.6%
Canadian Natural Resources Ltd.	259,000	6,897,170
Chevron Corp.	26,000	3,083,600
EOG Resources Inc.	55,500	4,119,210
ONEOK Inc.	74,500	5,489,905
		19,589,885
Financials - 24.8%
American Express Co.	88,500	10,467,780
Aon PLC	57,000	11,033,490
Bank of America Corp.	275,000	8,021,750
Cboe Global Markets Inc.	62,500	7,181,875
JPMorgan Chase & Co.	107,000	12,592,830
Principal Financial Group Inc.	99,500	5,685,430
US Bancorp	167,000	9,241,780
		64,224,935
Health Care - 9.2%
Baxter International Inc.	153,500	13,426,645
Zimmer Biomet Holdings Inc.	75,500	10,363,885
		23,790,530
Industrials - 9.2%
Caterpillar Inc.	19,000	2,399,890
Delta Air Lines Inc.	93,000	5,356,800
Jacobs Engineering Group Inc.	176,500	16,149,750
		23,906,440
Information Technology - 6.0%
Broadcom Inc.	21,300	5,880,291
First Solar Inc. *	166,000	9,629,660
		15,509,951
Materials - 9.9%
Barrick Gold Corp.	736,000	12,754,880
Franco-Nevada Corp.	42,900	3,910,764
Royal Gold Inc.	73,000	8,994,330
		25,659,974

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2019

Large Cap Value Fund Portfolio of Investments (unaudited)

Real Estate - 5.0%
Boston Properties Inc., REIT		46,000	5,964,360
Prologis Inc., REIT		80,000	6,817,600
			12,781,960
Utilities - 7.3%
Duke Energy Corp.		56,000	5,368,160
Sempra Energy		92,000	13,580,120
			18,948,280
Total Common Stocks ( Cost $211,884,510 )			253,846,715
SHORT-TERM INVESTMENTS - 1.9%
State Street Institutional U.S. Government Money Market Fund, 1.88%, Premier Class (A)		4,829,501	4,829,501
Total Short-Term Investments ( Cost $4,829,501 )			4,829,501
TOTAL INVESTMENTS - 100.0% ( Cost $216,714,011 )			258,676,216
NET OTHER ASSETS AND LIABILITIES - 0.0%			98,161
TOTAL NET ASSETS - 100.0%			$258,774,377

*	Non-income producing.
(A)	7-day yield.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2019

Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 94.6%
Consumer Discretionary - 21.2%
Booking Holdings Inc. *	2,600	$5,102,786
CarMax Inc. *	109,420	9,628,960
Dollar Tree Inc. *	77,171	8,809,841
Lowe's Cos. Inc.	93,400	10,270,264
Omnicom Group Inc.	54,422	4,261,243
TJX Cos. Inc./The	137,553	7,667,204
		45,740,298
Energy - 2.4%
Exxon Mobil Corp.	72,068	5,088,722

Financials - 18.6%
Berkshire Hathaway Inc., Class B *	45,416	9,447,436
Brookfield Asset Management Inc., Class A	188,613	10,013,464
Charles Schwab Corp./The	86,986	3,638,625
Progressive Corp./The	92,205	7,122,836
US Bancorp	178,403	9,872,822
		40,095,183
Health Care - 10.7%
Alcon Inc. *	17,581	1,024,796
Danaher Corp.	46,319	6,689,853
Novartis AG, ADR	87,933	7,641,378
Varian Medical Systems Inc. *	64,878	7,726,321
		23,082,348
Industrials - 10.6%
Copart Inc. *	77,786	6,248,549
Jacobs Engineering Group Inc.	111,479	10,200,329
PACCAR Inc.	90,246	6,318,122
		22,767,000
Information Technology - 21.8%
Accenture PLC, Class A	22,753	4,376,539
Alphabet Inc., Class C *	8,107	9,882,433
Analog Devices Inc.	43,775	4,890,981
CDW Corp.	61,199	7,542,165
Cognizant Technology Solutions Corp., Class A	113,053	6,813,139
TE Connectivity Ltd.	70,965	6,612,519
Visa Inc., Class A	39,557	6,804,200
		46,921,976
Materials - 7.5%
Linde PLC	31,132	6,030,891
PPG Industries Inc.	84,721	10,040,286
		16,071,177
Real Estate - 1.8%
American Tower Corp.	17,230	3,810,070
Total Common Stocks ( Cost $143,197,833 )		203,576,774

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2019

Large Cap Growth Fund Portfolio of Investments (unaudited)

SHORT-TERM INVESTMENTS - 5.4%
State Street Institutional U.S. Government Money Market Fund, 1.88%, Premier Class (A)		11,608,975	11,608,975
Total Short-Term Investments ( Cost $11,608,975 )			11,608,975
TOTAL INVESTMENTS - 100.0% ( Cost $154,806,808 )			215,185,749
NET OTHER ASSETS AND LIABILITIES - 0.0%			(47,505)
TOTAL NET ASSETS - 100.0%			$215,138,244

*	Non-income producing.
(A)	7-day yield.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2019

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 94.2%
Communication Service - 5.1%
Liberty Broadband Corp., Class C *	85,318	$8,930,235

Consumer Discretionary - 22.2%
CarMax Inc. *	90,568	7,969,984
Dollar Tree Inc. *	76,478	8,730,728
Floor & Decor Holdings Inc., Class A *	103,551	5,296,634
Mohawk Industries Inc. *	29,862	3,704,978
O'Reilly Automotive Inc. *	17,584	7,007,400
Ross Stores Inc.	56,588	6,216,192
		38,925,916
Consumer Staples - 1.2%
Brown-Forman Corp., Class B	33,871	2,126,422

Financials - 29.3%
Capital Markets - 4.0%
Brookfield Asset Management Inc., Class A	131,136	6,962,010

Commercial Banks - 1.8%
Glacier Bancorp Inc.	79,387	3,211,998

Insurance - 23.5%
Arch Capital Group Ltd. *	269,833	11,327,589
Brown & Brown Inc.	205,563	7,412,602
Kemper Corp.	50,441	3,931,876
Markel Corp. *	7,243	8,560,502
Progressive Corp./The	60,622	4,683,049
WR Berkley Corp.	72,824	5,260,078
		41,175,696
		51,349,704
Health Care - 4.6%
Elanco Animal Health Inc. *	77,973	2,073,302
Laboratory Corp. of America Holdings *	36,053	6,056,904
		8,130,206
Industrials - 15.4%
Copart Inc. *	90,230	7,248,176
Expeditors International of Washington Inc.	41,312	3,069,069
Fastenal Co.	140,738	4,597,910
HD Supply Holdings Inc. *	121,041	4,741,781
IHS Markit Ltd. *	109,275	7,308,312
		26,965,248
Information Technology - 10.5%
Alliance Data Systems Corp.	12,973	1,662,230

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2019

Mid Cap Fund Portfolio of Investments (unaudited)

	Amphenol Corp., Class A	47,110	4,546,115
	CDW Corp.	53,990	6,653,728
	Gartner Inc. *	19,581	2,799,887
	TE Connectivity Ltd.	30,614	2,852,613
			18,514,573
	Materials - 5.9%
	Axalta Coating Systems Ltd. *	206,277	6,219,252
	NewMarket Corp.	8,869	4,186,966
			10,406,218
Total Common Stocks ( Cost $89,892,401 )			165,348,522
	SHORT-TERM INVESTMENTS - 5.9%
	State Street Institutional U.S. Government Money Market Fund, 1.88%, Premier Class (A)	10,332,784	10,332,784
Total Short-Term Investments ( Cost $10,332,784 )			10,332,784
TOTAL INVESTMENTS - 100.1% ( Cost $100,225,185 )			175,681,306
NET OTHER ASSETS AND LIABILITIES - (0.1%)			(131,611)
TOTAL NET ASSETS - 100.0%			$175,549,695

*	Non-income producing.
(A)	7-day yield.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2019

International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 95.7%
Australia - 2.3%
Amcor Ltd.	34,236	$329,284
BHP Group PLC	18,813	400,730
		730,014
Belgium - 2.9%
Anheuser-Busch InBev S.A.	9,696	923,868

Canada - 6.6%
Canadian National Railway Co.	3,950	354,676
National Bank of Canada	8,214	408,700
Rogers Communications Inc., Class B (A)	6,515	317,329
Suncor Energy Inc.	20,501	646,667
TMX Group Ltd.	4,344	374,905
		2,102,277
China - 1.7%
Ping An Insurance Group Co. of China Ltd., Class H	46,000	528,510

Denmark - 1.6%
Carlsberg AS, Class B	3,435	507,732

Finland - 2.3%
Nordea Bank Abp	48,535	344,190
Sampo Oyj, Class A	9,794	389,423
		733,613
France - 13.4%
Air Liquide S.A.	3,634	517,291
Atos SE	4,344	306,243
Engie S.A.	43,415	708,856
Safran S.A.	5,196	818,076
Sanofi	9,216	854,426
Vinci S.A.	3,644	392,491
Vivendi S.A.	25,041	687,249
		4,284,632
Germany - 4.0%
Fresenius SE & Co. KGaA	4,319	201,928
SAP SE	7,248	852,248
Vonovia SE	4,360	221,214
		1,275,390
Ireland - 4.2%
Medtronic PLC	9,109	989,419
Ryanair Holdings PLC, ADR *	5,420	359,780
		1,349,199
Israel - 1.2%
Bank Leumi Le-Israel BM (B)	52,922	376,695

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2019

International Stock Fund Portfolio of Investments (unaudited)

Japan - 15.1%
Asahi Group Holdings Ltd.	7,000	346,358
Daiwa House Industry Co. Ltd.	24,335	789,073
Hitachi Ltd.	12,900	479,969
Kao Corp.	6,130	452,642
Makita Corp.	11,200	352,185
Nexon Co. Ltd. *	30,800	373,446
Pan Pacific International Holdings Corp.	18,816	314,108
Shin-Etsu Chemical Co. Ltd.	6,100	652,171
Sumitomo Mitsui Financial Group Inc. (A)	14,100	481,845
Suzuki Motor Corp.	7,000	296,962
Yamaha Corp.	6,100	273,618
		4,812,377
Mexico - 0.1%
Arca Continental S.A.B. de C.V.	8,500	46,084

Netherlands - 7.2%
ABN AMRO Group N.V. (C)	17,444	307,537
Koninklijke DSM N.V.	3,710	446,426
Royal Dutch Shell PLC, Class A	33,625	985,631
Wolters Kluwer N.V.	7,728	564,182
		2,303,776
Norway - 2.3%
Equinor ASA	15,779	300,139
Telenor ASA	21,550	432,414
		732,553
Singapore - 2.6%
DBS Group Holdings Ltd.	31,590	571,393
NetLink NBN Trust	409,800	263,880
		835,273
South Korea - 2.1%
Samsung Electronics Co. Ltd.	16,549	678,618

Spain - 0.9%
Red Electrica Corp. S.A.	14,590	296,341

Sweden - 3.7%
Assa Abloy AB, Class B	31,927	710,602
Epiroc AB, Class A	42,048	455,760
		1,166,362
Switzerland - 4.6%
ABB Ltd.	24,645	484,232
Novartis AG	11,241	974,697
		1,458,929
United Kingdom - 16.9%
Aon PLC	4,163	805,832

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2019

International Stock Fund Portfolio of Investments (unaudited)

Compass Group PLC		19,935	513,017
Ferguson PLC		4,555	332,900
Howden Joinery Group PLC		23,330	160,753
Informa PLC		41,343	433,099
Network International Holdings PLC * (C)		22,343	146,974
Prudential PLC		35,454	642,989
RELX PLC		35,034	832,445
RSA Insurance Group PLC		44,090	289,594
Tesco PLC		99,403	294,552
Unilever PLC		12,437	747,774
Weir Group PLC/The		10,680	187,191
			5,387,120
Total Common Stocks ( Cost $27,056,229 )			30,529,363
PREFERRED STOCK - 2.1%
Germany - 2.1%
Volkswagen AG		4,059	690,426
Total Preferred Stocks ( Cost $754,868 )			690,426
Short-Term Investments - 3.1%
United States - 3.1%
State Street Institutional U.S. Government Money Market Fund, 1.88%, Premier Class (D)		670,021	670,021
State Street Navigator Securities Lending Government Money Market Portfolio, 2.07% (D) (E)		318,063	318,063
Total Short-Term Investments ( Cost $988,084 )			988,084
TOTAL INVESTMENTS - 100.9% ( Cost $28,799,181 )			32,207,873
NET OTHER ASSETS AND LIABILITIES - (0.9%)			(297,163)
TOTAL NET ASSETS - 100.0%			$31,910,710

*	Non-income producing.
(A)
All or a portion of these securities, with an aggregate fair value of $756,411, are on loan as part of a securities lending program. See footnote (E) and Note 4 for details on the securities lending program.

(B)
Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 1).

(C)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	7-day yield.
(E)	Represents investments of cash collateral received in connection with securities lending.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2019

Target Retirement 2020 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 98.9%
Alternative Funds - 6.0%
Invesco Optimum Yield Diversified Commodity Strategy		47,593	$743,403
SPDR Gold Shares *		10,775	1,496,324
			2,239,727
Bond Funds - 70.9%
iShares 20+ Year Treasury Bond ETF		7,831	1,120,459
Schwab Intermediate-Term U.S. Treasury ETF		160,942	8,941,938
Schwab U.S. TIPS ETF		157,906	8,962,745
Vanguard Short-Term Corporate Bond ETF		91,970	7,454,168
			26,479,310
Foreign Stock Funds - 7.0%
iShares Edge MSCI Minimum Volatility EAFE ETF		20,326	1,489,489
iShares Edge MSCI Minimum Volatility Emerging Markets ETF		6,505	371,370
iShares MSCI United Kingdom ETF		11,830	371,817
SPDR S&P China ETF		4,110	370,969
			2,603,645
Stock Funds - 15.0%
iShares Core S&P 500 ETF		1,249	372,851
iShares Nasdaq Biotechnology ETF		3,747	372,827
iShares U.S. Home Construction ETF		8,647	374,502
Schwab Fundamental U.S. Large Co. Index ETF		37,670	1,489,848
Schwab U.S. Dividend Equity ETF		13,560	742,817
Vanguard Dividend Appreciation ETF		12,440	1,487,575
Vanguard Information Technology ETF		3,460	745,803
			5,586,223
TOTAL INVESTMENTS - 98.9% ( Cost $35,507,501 )			36,908,905
NET OTHER ASSETS AND LIABILITIES - 1.1%			424,790
TOTAL NET ASSETS - 100.0%			$37,333,695

*	Non-income producing.
ETF	Exchange Traded Fund.
TIPS	Treasury Inflation Protected Security.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2019

Target Retirement 2030 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.0%
Alternative Funds - 9.0%
Invesco Optimum Yield Diversified Commodity Strategy		119,715	$1,869,948
SPDR Gold Shares *		26,991	3,748,240
			5,618,188
Bond Funds - 46.0%
iShares 20+ Year Treasury Bond ETF		8,723	1,248,087
Schwab Intermediate-Term U.S. Treasury ETF		179,158	9,954,018
Schwab U.S. TIPS ETF		132,244	7,506,169
Vanguard Short-Term Corporate Bond ETF		123,292	9,992,817
			28,701,091
Foreign Stock Funds - 14.0%
iShares Edge MSCI Minimum Volatility EAFE ETF		76,543	5,609,071
iShares Edge MSCI Minimum Volatility Emerging Markets ETF		10,879	621,082
iShares MSCI United Kingdom ETF		39,701	1,247,803
SPDR S&P China ETF		13,765	1,242,429
			8,720,385
Stock Funds - 30.0%
iShares Core S&P 500 ETF		4,147	1,237,962
iShares Nasdaq Biotechnology ETF		6,261	622,970
iShares U.S. Home Construction ETF		28,789	1,246,852
Schwab Fundamental U.S. Large Co. Index ETF		125,743	4,973,136
Schwab U.S. Dividend Equity ETF		45,572	2,496,434
Vanguard Dividend Appreciation ETF		46,914	5,609,976
Vanguard Information Technology ETF		11,533	2,485,938
			18,673,268
TOTAL INVESTMENTS - 99.0% ( Cost $59,196,026 )			61,712,932
NET OTHER ASSETS AND LIABILITIES - 1.0%			633,512
TOTAL NET ASSETS - 100.0%			$62,346,444

*	Non-income producing.
ETF	Exchange Traded Fund.
TIPS	Treasury Inflation Protected Security.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2019

Target Retirement 2040 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 98.9%
Alternative Funds - 9.0%
Invesco Optimum Yield Diversified Commodity Strategy		71,450	$1,116,049
SPDR Gold Shares *		16,103	2,236,224
			3,352,273
Bond Funds - 37.0%
iShares 20+ Year Treasury Bond ETF		5,214	746,019
Schwab Intermediate-Term U.S. Treasury ETF		93,727	5,207,472
Schwab U.S. TIPS ETF		59,196	3,359,965
Vanguard Short-Term Corporate Bond ETF		55,093	4,465,288
			13,778,744
Foreign Stock Funds - 18.0%
iShares Edge MSCI Minimum Volatility EAFE ETF		55,604	4,074,661
iShares Edge MSCI Minimum Volatility Emerging Markets ETF		6,519	372,170
iShares MSCI United Kingdom ETF		35,414	1,113,062
SPDR S&P China ETF		12,547	1,132,492
			6,692,385
Stock Funds - 34.9%
iShares Core S&P 500 ETF		2,481	740,628
iShares Nasdaq Biotechnology ETF		3,719	370,040
iShares U.S. Home Construction ETF		17,444	755,500
Schwab Fundamental U.S. Large Co. Index ETF		93,373	3,692,902
Schwab U.S. Dividend Equity ETF		27,243	1,492,372
Vanguard Dividend Appreciation ETF		34,295	4,100,996
Vanguard Information Technology ETF		8,575	1,848,341
			13,000,779
TOTAL INVESTMENTS - 98.9% ( Cost $35,275,869 )			36,824,181
NET OTHER ASSETS AND LIABILITIES - 1.1%			393,375
TOTAL NET ASSETS - 100.0%			$37,217,556

*	Non-income producing.
ETF	Exchange Traded Fund.
TIPS	Treasury Inflation Protected Security.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2019

Target Retirement 2050 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 98.7%
Alternative Funds - 9.0%
Invesco Optimum Yield Diversified Commodity Strategy		46,495	$726,252
SPDR Gold Shares *		10,536	1,463,134
			2,189,386
Bond Funds - 28.0%
iShares 20+ Year Treasury Bond ETF		3,406	487,331
Schwab Intermediate-Term U.S. Treasury ETF		52,670	2,926,345
Schwab U.S. TIPS ETF		25,853	1,467,416
Vanguard Short-Term Corporate Bond ETF		24,061	1,950,144
			6,831,236
Foreign Stock Funds - 21.9%
iShares Edge MSCI Minimum Volatility EAFE ETF		43,291	3,172,364
iShares Edge MSCI Minimum Volatility Emerging Markets ETF		4,261	243,260
iShares MSCI United Kingdom ETF		31,106	977,662
SPDR S&P China ETF		10,764	971,559
			5,364,845
Stock Funds - 39.8%
iShares Core S&P 500 ETF		1,629	486,289
iShares Nasdaq Biotechnology ETF		2,440	242,780
iShares U.S. Home Construction ETF		11,249	487,194
Schwab Fundamental U.S. Large Co. Index ETF		73,852	2,920,847
Schwab U.S. Dividend Equity ETF		17,847	977,659
Vanguard Dividend Appreciation ETF		26,401	3,157,032
Vanguard Information Technology ETF		6,770	1,459,273
			9,731,074
TOTAL INVESTMENTS - 98.7% ( Cost $23,095,988 )			24,116,541
NET OTHER ASSETS AND LIABILITIES - 1.3%			322,049
TOTAL NET ASSETS - 100.0%			$24,438,590

*	Non-income producing.
ETF	Exchange Traded Fund.
TIPS	Treasury Inflation Protected Security.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2019

Notes to Portfolio of Investments (unaudited)

1. Portfolio Valuation: The Ultra Series Fund (the "Trust") and each series of the Trust referred to individually as a "fund", and collectively, the ("funds") values securities and other investments as follows: Equity securities, including closed-end investment companies, American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price ("NOCP"). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities (other than short-term obligations) purchased with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network among dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for the particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (the "NYSE") usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Target Allocation Fund and each Target Date Fund consist primarily of shares of other registered investment companies (the "Underlying Funds"), the NAV of each fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates fair value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser’s opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Investment Adviser's Pricing Committee (the “Committee”) and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or NOCP. Because the Target Allocation Funds and Target Date Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these funds. However, an Underlying Fund may need to “fair value” one or more of its investments, which may, in turn, require a Target Allocation Fund or Target Date Fund to do the same because of delays in obtaining the Underlying Fund’s NAV.

A fund's investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.

Ultra Series Fund | September 30, 2019

Notes to Portfolio of Investments (unaudited)

In addition to the fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Board of Trustees. Such adjustments to the valuation of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded on is on holiday.

2. Illiquid Securities: Each fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase. An illiquid security is generally defined as a security that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven days or less without the sale or disposition significantly changing the fair value of the security. At September 30, 2019, there were no illiquid securities held in the funds. Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

3. Fair Value Measurements: Each fund has adopted Financial Accounting Standards Board (the "FASB") guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value for the period ended September 30, 2019 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of September 30, 2019, none of the funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of September 30, 2019, in valuing the funds' investments carried at fair value:

	Quoted Prices in	Significant Other	Significant
	Active Markets for	Observable	Unobservable
	Identical Investments	Inputs	Inputs	Value at
Fund[1]	(Level 1)	(Level 2)	(Level 3)	9/31/19
Conservative Allocation
Investment Companies	$112,692,072	$–	$–	$112,692,072
Short-Term Investments	13,840,114	–	–	13,840,114
	126,532,186	–	–	126,532,186
Moderate Allocation
Investment Companies	175,043,799	–	–	175,043,799
Short-Term Investments	16,271,733	–	–	16,271,733
	191,315,532	–	–	191,315,532

Ultra Series Fund | September 30, 2019

Notes to Portfolio of Investments (unaudited)

Aggressive Allocation
Investment Companies	55,286,374	–	–	55,286,374
Short-Term Investments	6,920,180	–	–	6,920,180
	62,206,554	–	–	62,206,554
Core Bond
Assets:
Asset Backed Securities	–	5,473,007	–	5,473,007
Collateralized Mortgage Obligations	–	5,688,286	–	5,688,286
Commercial Mortgage-Backed Securities	–	2,291,318	–	2,291,318
Corporate Notes and Bonds	–	41,272,385	–	41,272,385
Long Term Municipal Bonds	–	2,685,503	–	2,685,503
Mortgage Backed Securities	–	32,502,696	–	32,502,696
U.S. Government and Agency Obligations	–	36,363,563	–	36,363,563
Short-Term Investments	2,128,706	–	–	2,128,706
	2,128,706	126,276,758	–	128,405,464
High Income
Corporate Notes and Bonds	–	18,433,315	–	18,433,315
Exchange Traded Funds	514,303	–	–	514,303
Short-Term Investments	2,537,142	–	–	2,537,142
	3,051,445	18,433,315	–	21,484,760
Diversified Income
Common Stocks	159,841,349	–	–	159,841,349
Asset Backed Securities	–	3,330,109	–	3,330,109
Collateralized Mortgage Obligations	–	4,456,213	–	4,456,213
Commercial Mortgage-Backed Securities	–	838,977	–	838,977
Corporate Notes and Bonds	–	21,689,244	–	21,689,244
Long Term Municipal Bonds	–	2,519,084	–	2,519,084
Mortgage Backed Securities	–	17,856,489	–	17,856,489
U.S. Government and Agency Obligations	–	21,777,503	–	21,777,503
Short-Term Investments	7,005,077	–	–	7,005,077
	166,846,426	72,467,619	–	239,314,045

Large Cap Value
Common Stocks	253,846,715	–	–	253,846,715
Short-Term Investments	4,829,501	–	–	4,829,501
	258,676,216	–	–	258,676,216
Large Cap Growth
Common Stocks	203,576,774	–	–	203,576,774
Short-Term Investments	11,608,975	–	–	11,608,975
	215,185,749	–	–	215,185,749
Mid Cap
Common Stocks	165,348,522	–	–	165,348,522
Short-Term Investments	10,332,784	–	–	10,332,784
	175,681,306	–	–	175,681,306

Ultra Series Fund | September 30, 2019

Notes to Portfolio of Investments (unaudited)

International Stock
Common Stocks
Australia	–	730,014	–	730,014
Belgium	–	923,868	–	923,868
Canada	–	2,102,277	–	2,102,277
China	–	528,510	–	528,510
Denmark	–	507,732	–	507,732
Finland	–	733,613	–	733,613
France	–	4,284,632	–	4,284,632
Germany	–	1,275,390	–	1,275,390
Ireland	1,349,199	–	–	1,349,199
Israel	–	376,695	–	376,695
Japan	–	4,812,377	–	4,812,377
Mexico	–	46,084	–	46,084
Netherlands	–	2,303,776	–	2,303,776
Norway	–	732,553	–	732,553
Singapore	–	835,273	–	835,273
South Korea	–	678,618	–	678,618
Spain	–	296,341	–	296,341
Sweden	–	1,166,362	–	1,166,362
Switzerland	–	1,458,929	–	1,458,929
United Kingdom	993,023	4,394,097	–	5,387,120
Preferred Stocks	–	690,426	–	690,426
Short-Term Investments	988,084	–	–	988,084
	3,330,306	28,877,567	–	32,207,873
Madison Target Retirement 2020 Fund	36,908,905	–	–	36,908,905
Madison Target Retirement 2030 Fund	61,712,932	–	–	61,712,932
Madison Target Retirement 2040 Fund	36,824,181	–	–	36,824,181
Madison Target Retirement 2050 Fund	24,116,541	–	–	24,116,541

[1]See respective portfolio of investments for underlying holdings in each fund. For additional information on the underlying funds held in the conservative, moderate and aggressive allocation funds including shareholder prospectuses and financial reports, please visit each underlying funds website or visit the securities and exchange commission website http://www.sec.gov.

Recently Issued Accounting Pronouncements: In March 2017, the FASB issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The adoption of this ASU did not have a material impact on the financial statements and other disclosures.
In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the period ended September 30, 2019, the funds have chosen to adopt the standard. The adoption of this ASU did not have a material impact on the financial statements and other disclosures.

4. SECURITIES LENDING
The Board of Trustees has authorized the funds, other than the USF Target Date Funds, to engage in securities lending with State Street Bank and Trust Company as securities lending agent pursuant to a Securities Lending Authorization Agreement (the "Agreement")

Ultra Series Fund | September 30, 2019

Notes to Portfolio of Investments (unaudited)

and subject to the Trust's securities lending policies and procedures. Under the terms of the Agreement, and subject to the policies and procedures, the authorized funds may lend portfolio securities to qualified borrowers in order to generate additional income, while managing risk associated with the securities lending program. The Agreement requires that loans are collateralized at all times by cash or U.S. government securities, initially equal to at least 102% of the value of domestic securities and 105% of non-domestic securities. The loaned securities and collateral are marked to market daily to maintain collateral at 102% of the total loaned portfolio for each broker/borrower. Amounts earned as interest on investments of cash collateral, net of rebates and fees, if any, are included in the Statements of Operations. The primary risk associated with securities lending is loss associated with investment of cash and non-cash collateral. A secondary risk is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The fund could experience delays and costs in recovering securities loaned or in gaining access to the collateral. Under the Agreement, the securities lending agent has provided a limited indemnification in the event of a borrower default. The funds do not have a master netting agreement.

As of September 30, 2019, the aggregate fair value of securities on loan for the Trust was $12,153,432. Cash collateral received for such loans is reinvested into the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral is comprised of U.S. Treasuries or Government securities. See below for fair value on loan and collateral breakout for each fund and each respective fund’s portfolio of investments for individual securities identified on loan.

	Fair Value on Loan	Cash Collateral	Non-Cash Collateral
Madison Conservative Allocation Fund	$9,279,525	$8,014,338	$1,455,457
Madison Moderate Allocation Fund	480,601	-	490,279
Madison Aggressive Allocation Fund	335,289	-	340,837
Madison Core Bond Fund	259,776	267,540	-
Madison High Income Fund	868,646	886,220	-
Diversified Income Fund	173,184	178,360	-
International Fund	756,411	318,063	480,011

5. Federal Income Tax Information: At September 30, 2019, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, as computed on a federal income tax basis for each fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$9,444,381	$4,248	$9,440,133
Moderate Allocation	22,093,023	-	22,093,023
Aggressive Allocation	8,013,592	-	8,013,592
Core Bond	6,986,025	554,623	6,431,402
High Income	470,290	558,043	(87,753)
Diversified Income	57,636,825	1,476,377	56,160,448
Large Cap Value	44,220,163	2,257,958	41,962,205
Large Cap Growth	62,925,368	2,546,427	60,378,941
Mid Cap	78,196,615	2,740,494	75,456,121
International Stock	4,731,989	1,323,297	3,408,692
Madison Target Retirement 2020	1,458,838	57,434	1,401,404
Madison Target Retirement 2030	2,595,654	78,748	2,516,906
Madison Target Retirement 2040	1,578,695	30,383	1,548,312
Madison Target Retirement 2050	1,040,349	19,796	1,020,553

6. Concentration of Risks: Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the fund from adverse currency movements.

Ultra Series Fund | September 30, 2019

Notes to Portfolio of Investments (unaudited)

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The Core Bond Fund is subject to derivatives risk, which is the risk that loss may result from investments in options, forwards, futures, swaps and other derivatives instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its net assets in high yield securities.

The Target Allocation Funds and Target Date Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that fund. Accordingly, these funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Additionally, the Target Allocation Funds and Target Date Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the Fund's assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

The funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the fair value of income-bearing securities. When interest rates rise, bond prices fall; generally the longer a bond’s maturity, the more sensitive it is to risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain fund investments, which could cause the value of a fund’s investments and share price to decline. The Core Bond Fund may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a fund that does not invest in derivatives.

The funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the funds.

In addition to the other risks described above and in the Prospectus, you should understand what we refer to as "unknown market risks". While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the funds.